Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Financial instruments
Note 8 - Financial instruments

Categories of financial instruments

(Dollars in thousands)	Carrying amount
Financial assets	2021	2020
Cash and cash equivalents (1)(3)	$60,658	$68,641
Accounts receivable and accrued revenues (1)	30,361	30,060
Total financial assets	$91,018	$98,700

Financial liabilities
Accounts payables and accrued expenses (1)	$19,662	$18,503
Derivative financial liabilities, current (2)	7,002	9,073
Current portion long-term debt (1)	9,792	3,396
Long-term debt (1)	512,507	446,562
Derivative financial liabilities, non-current (2)	4,222	14,601
Total financial liabilities	$553,184	$492,135

(1)	Amortized cost.
(2)	Fair value through profit or loss.
(3)	Cash and cash equivalents include $289 thousand in restricted cash in 2021 and $299 thousand in 2020, including employee withholding tax.

Fair value of non-derivative financial instruments

It is assumed that fair value of non-derivative financial instruments is equal to the nominal amount for all financial assets and liabilities. With regards to trade receivables, the credit risk is not viewed as significant. With regards to the credit facilities, these are floating rate with terms and conditions considered to be according to market terms and no material change in credit risk; consequently, it is assumed that carrying value has no material deviation from fair value.

Measurement of fair value

It is only derivatives that are classified within a fair value measurement category and recognized at fair value in the statement of financial position. Fair value measurement is based on Level 2 in the fair value hierarchy as defined in IFRS 13 Fair Value Measurement. Such measurement is based on techniques for which all inputs that have a significant effect on the recorded fair value are observable. Future cash flows are estimated based on forward interest rates (from observable yield curves at the end of the reporting period) and contract interest rates, discounted at a rate that reflects the credit risk of various counterparties.

Derivatives - interest rate swaps

		Notional amount		Fair value
(Dollars in thousands)	Expires	2021	2020	2021	2020
Swap pays 2.987%, receive floating	Apr. 20, 2023	$39,600	42,000	1,173	2,541
Swap pays 3.012%, receive floating	Apr. 20, 2023	$39,600	42,000	1,185	2,564
Swap pays 3.019%, receive floating	Sept. 29, 2023	$28,176	30,743	1,017	2,131
Swap pays 3.019%, receive floating	Sept. 29, 2023	$27,262	29,829	982	2,060
Swap pays 2.8665%, receive floating	Sep. 29, 2023	$43,690	46,260	1,509	3,147
Swap pays 2.8785%, receive floating	Jun. 30, 2023	$38,106	40,673	1,162	2,513
Swap pays 2.885%, receive floating	Sept. 29, 2023	$43,048	45,618	1,504	3,139
Swap pays 2.897%, receive floating	Sept. 30, 2023	$38,284	40,851	1,339	2,792
Swap pays 3.020%, receive floating	Sept. 29, 2023	$36,600	39,167	1,353	2,786
Total carrying amount		$334,365	357,141	11,224	23,673

Interest-bearing debt

(Dollars in thousands)	Interest	Remaining notional	Carrying amount
			2021	2020
Credit Agricole Credit Facility	LIBOR + 2.19%	35,136	35,002	37,626
Danish Ship Finance Credit Facility	LIBOR + 2.00%	33,973	33,683	36,015
Nordea Credit Facility	LIBOR + 1.90%	231,300	225,214	109,423
ABN Amro Credit Facility	LIBOR + 2.40%	230,067	228,400	266,895
Total carrying amount		530,477	522,299	449,959

As of December 31, 2021, $78.7 million was undrawn under the Nordea Credit Facility and $100.0 million was undrawn under the ABN AMRO Credit Facility.

Interest on all our credit facilities is payable quarterly in arrears except the Danish Ship Finance Credit Facility which has interest payable semi-annually in arrears. The credit facilities are principally secured by the first-priority mortgages on the vessels financed by the credit facility, assignments of earnings, pledge of shares in the borrower, insurance and the borrowers’ rights under charters for the vessels, if any, as well as a pledge of the borrowers’ bank account balances.

Reconciliation of liabilities arising from financing activities

The table below details changes in liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Company’s consolidated statement of cash flows as cash flows from financing activities.

			Non-cash changes

	As of January 1, 2021	Financing cash flows (1)	Amortization	Equity component of convertible notes	Other changes (2)	As of December 31, 2021
Bank loans (3)	449,959	72,840	2,550		(3,049)	522,299
Office leases (4)	4,060	(611)			(164)	3,285
Total (5)	454,019	72,228	2,550	-	(3,213)	525,584

			Non-cash changes

	As of January 1, 2020	Financing cash flows (1)	Amortization	Equity component of convertible notes	Other changes (2)	As of December 31, 2020
Bank loans (3)	734,404	(286,733)	2,288			449,959
Convertible Senior Notes due 2021	116,568		3,250	(119,818)		-
Office leases (4)	2,846	(467)			1,681	4,060
Total (5)	853,817	(287,199)	5,538	(119,818)	1,681	454,019

(1)	The cash flows from bank loans make up the net amount of issuance of long-term debt and repayment of long-term debt in the statement of cash flows.
(2)
Other changes for the year 2021 represent gain on modification of debt, including previously capitalized fees and foreign exchange effects during the year related to IFRS 16 Leases. Other changes for the year 2020 represent new, modified office leases and foreign exchange effects during the year related to IFRS 16 Leases.

(3)
As of December 31, 2021, bank loans consist of current portion long-term debt of $9,792 thousand and long-term debt of $512,507 thousand. As of December 31, 2020, bank loans consist of current portion long-term debt of $3,396 thousand and long-term debt of $446,562 thousand.

(4)
As of December 31, 2021, office leases consist of current liabilities of $624 thousand and $2,661 thousand of non-current liabilities. As of December 31, 2020, office leases consist of current liabilities of $721 thousand and $3,339 thousand of non-current liabilities. The remaining balance of non-current liabilities consist of pensions for both 2021 and 2020, respectively.

(5)	The reconciliation does not include interest rate swaps, which are described in note 8.